Schedule of discontinued operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 8,939,461	$ 8,998,026	$ 19,209,047	$ 21,212,528
Net income (loss) from discontinued operations	(183,026)	(2,527,272)	(49,111)	(5,991,749)
Win view Inc [member]
IfrsStatementLineItems [Line Items]
Revenue		45,136		54,156
Salaries and wages		605,264		1,184,544
Consulting		388,747		756,027
Professional fees	106,958	95,430	108,554	325,017
Sponsorships and tournaments		46,326	15,155	107,945
Advertising and promotion		214,882		354,093
Office and general	11,047	152,544	21,322	306,269
Technology expenses		19,537		39,208
Amortization and depreciation		488,555		977,109
Impairment expense
Restructuring Costs			2,242
Interest expense	9,271	10,063	15,159	18,332
(Gain) loss on foreign exchange	351	1,218	852	1,218
Non-operational professional fees	50,000	625,944	10,933	1,600,391
Net income (loss) from discontinued operations	(177,627)	(2,603,374)	(174,217)	(5,615,997)
UMG [member]
IfrsStatementLineItems [Line Items]
Revenue	7,022	221,899	14,065	245,729
Salaries and wages	1,335	343,458	1,335	680,797
Consulting
Professional fees	840	17,666	1,980	3,701
Sponsorships and tournaments	(121,827)	189,720	(121,827)	577,187
Advertising and promotion	126,202	6,212	29	16,243
Office and general	212	20,559	633	36,953
Technology expenses	116	34,533	3,316	62,347
Amortization and depreciation	6,672	111,764	22,131	240,609
Impairment expense		266,470		266,470
Restructuring Costs		90,539		90,539
Interest expense	120	4,360	265	9,497
(Gain) loss on foreign exchange	(966)	1,376	(13,377)	30,166
Net income (loss) from discontinued operations	(5,682)	(864,758)	119,580	(1,768,780)
Eden games [member]
IfrsStatementLineItems [Line Items]
Revenue		2,223,077		4,325,203
Salaries and wages		891,134		1,784,054
Consulting		271,534		693,619
Professional fees
Sponsorships and tournaments
Advertising and promotion
Office and general		9,602		185,096
Technology expenses
Amortization and depreciation		109,894		222,989
Interest expense		3,209		7,161
(Gain) loss on foreign exchange		6,546		39,350
Net income (loss) from discontinued operations		931,204		1,393,028
Share-based payments		$ (46)		$ (94)